MBS Investments Terms of MBS (Details) - Trust Portfolio--MBS Bonds [Member] - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, not Including Premiums		$ 14,765,000	$ 42,830,000	$ 3,700,000	$ 31,620,000
Debt, Weighted Average Interest Rate		1.10%	1.30%
Standard & Poor's, AAA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	"AAA"	“AAA”
Available for Sale Securities, not Including Premiums		$ 5,000,000	$ 22,710,000
Debt Instrument, Maturity Date		Jul. 01, 2032	Dec. 09, 2037
Debt, Weighted Average Interest Rate		4.60%	4.05%
Standard & Poor's, AA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	"AA"	“AA”
Available for Sale Securities, not Including Premiums		$ 9,765,000	$ 20,120,000
Debt Instrument, Maturity Date		Jul. 09, 2036	Feb. 05, 2037
Debt, Weighted Average Interest Rate		4.20%	4.00%

[1]	(1) MBS are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.